Guarantees (Tables)	12 Months Ended
Dec. 31, 2021
Guarantee on loans sold or serviced with credit recourse
Guarantor Obligations
Credit recourse agreements reserve	The following table shows the changes in the Corporation’s liability of estimated losses from these credit recourses agreements, included in the consolidated statements of financial condition during the years ended December 31, 2021 and 2020.
	Years ended December 31,
(In thousands)	2021	2020
Balance as of beginning of period	$22,484	$34,862
Impact of adopting CECL	-	(3,831)
Provision (benefit) for recourse liability	(2,948)	(104)
Net charge-offs	(7,736)	(8,443)
Balance as of end of period	$11,800	$22,484

Banco Popular de Puerto Rico | Guarantee on loans sold or serviced with representation and warranties
Guarantor Obligations
Estimated losses associated with indemnifications and representations and warranties related to loans sold	The following table presents the changes in the Corporation’s liability for estimated losses associated with the indemnifications and representations and warranties related to loans sold during the years ended December 31, 2021 and 2020.
	Years ended December 31,
(In thousands)	2021	2020
Balance as of beginning of period	$2,297	$3,212
Provision (benefit) for representation and warranties	(1,458)	(915)
Balance as of end of period	$839	$2,297